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                                 ING FUNDS TRUST
                          ING Classic Money Market Fund
                              ING GNMA Income Fund
                            ING High Yield Bond Fund
                         ING High Yield Opportunity Fund
                           ING Intermediate Bond Fund
                        ING Lexington Money Market Trust
                              ING Money Market Fund
                        ING National Tax-Exempt Bond Fund

                          Supplement Dated May 14, 2004
                   to the Statement of Additional Information
                              Dated August 1, 2003


Effective immediately the 2nd paragraph under the section entitled "Special Purchases at Net Asset Value" on page 89 of the SAI is deleted in its entirety.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE